SEPARATE ACCOUNT ASSETS AND LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Separate Account, Liability [Roll Forward]
Balance, beginning of year	$ 1,045,000,000	$ 0
Acquisition from business combination	0	1,123,000,000
Policyholder deposits	77,000,000	44,000,000
Net investment income	33,000,000	32,000,000
Net realized capital gains on investments	170,000,000	(72,000,000)
Policyholder benefits and withdrawals	(117,000,000)	(66,000,000)
Net transfer from (to) general account	(8,000,000)	(10,000,000)
Policy charges	(11,000,000)	(6,000,000)
Total changes	144,000,000	1,045,000,000
Balance, end of year	1,189,000,000	1,045,000,000
Separate account assets	$ 1,189,000,000	$ 1,045,000,000	$ 0